PREPAIDS	12 Months Ended
Nov. 30, 2020
Ranges Of Exercise Prices For Otstanding Share Options 16.29 [Member]
PREPAIDS	7. PREPAIDS As at November 30, 2020, prepaids includes $370,432 (US$285,714) (November 30, 2019 - $208,066 (US$156,570)) for a marketing campaign that is being expensed over the term of the campaign.